united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 06/30/16

Item 1. Schedule of Investments.

Spectrum Low Volatility Fund
Portfolio of Investments (Unaudited)
June 30, 2016

Shares					Value
	MUTUAL FUNDS - 29.67%
	DEBT FUNDS - 29.67%
623,269	Lord Abbett High Yield Fund				$ 4,481,302
375,380	PIMCO GNMA Fund				4,286,844
	TOTAL MUTUAL FUNDS (Cost - $8,742,014)					8,768,146

	SHORT-TERM INVESTMENT - 55.56%
	MONEY MARKET FUNDS - 55.56%
8,207,542	Fidelity Institutional Money Market Funds - 0.26% (a)				8,207,542
8,207,542	First American Government Obligations Fund - 0.26% (a)				8,207,542
	TOTAL SHORT-TERM INVESTMENT				16,415,084
	(Cost - $16,415,084)

	TOTAL INVESTMENTS - 85.23% (Cost - $25,157,098) (b)				$ 25,183,230
	OTHER ASSETS LESS LIABILITIES - 14.77%				4,363,540
	NET ASSETS - 100.0%				$ 29,546,770

(a) Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,157,098 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:		$ 44,830
			Unrealized Depreciation:		(18,698)
			Net Unrealized Appreciation:		$ 26,132

TOTAL RETURN SWAPS
			Notional Amount				Unrealized
Number of			at		Termination		Appreciation/
Shares	Reference Entity		6/30/2016	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
584,475	American Century Market Neutral Value Fund		6,400,000	3-Month LIBOR plus 100 bps	3/11/2019	Barclays	$ (24,434)
109,790	American Century Market Neutral Value Fund		1,200,000	3-Month LIBOR plus 100 bps	3/11/2019	Barclays	1,044
178,623	Guggenheim Floating Rate Strategies Fund		4,547,752	3-Month LIBOR plus 100 bps	10/16/2018	Barclays	28,287
988,235	Northeast Investors Trust		4,200,000	3-Month LIBOR plus 100 bps	3/11/2019	Barclays	71,888
762,125	Northeast Investors Trust		3,300,000	3-Month LIBOR plus 100 bps	3/11/2019	Barclays	(149)
231,900	Nuveen High Yield Municipal Bond Fund		4,100,000	3-Month LIBOR plus 100 bps	3/11/2019	Barclays	72,391
168,634	Nuveen High Yield Municipal Bond Fund		3,000,000	3-Month LIBOR plus 100 bps	3/11/2019	Barclays	33,076
642,589	Semper MBS Total Return Fund		6,850,000	3-Month LIBOR plus 100 bps	3/11/2019	Barclays	(77,246)
29,100	iShares S&P National Municipal Bond Fund		3,311,871	1-Month LIBOR plus 30 bps	2/21/2017	Credit Suisse	51,992
26,000	iShares S&P US Preferred Stock Index		2,980,120	1-Month LIBOR plus 30 bps	2/21/2017	Credit Suisse	9,086
Total			$ 39,889,743				$ 165,935

CENTRALLY CLEARED CREDIT DEFAULT SWAP (1)(2)(3)
						Upfront
		Notional	Interest			Premiums
Number of		Amount at	Rate	Termination		Paid	Unrealized
Shares	Reference Entity	6/30/16	Payable (4)	Date	Counterparty	(Received)	Depreciation
4,775	CDX HY CDSI S26 5Y	$ 2,375,000	500 bps	6/20/2021	CS	161,161	$ (4,799)
	(Sell Protection)

	CS:Credit Suisse Capital, LLC.
	(1) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
	(2) For centrally cleared swaps, implied credit spread , represented in absolute terms , utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract. When a credit event occurs as defined under the terms of the swap contract.
	(3) For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX HY S26.
	(4) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Spectrum Advisors Preferred Fund
Portfolio of Investments (Unaudited)
June 30, 2016

Shares					Value
	MUTUAL FUNDS - 45.34%
	EQUITY FUNDS - 45.34%
44,421	Polen Growth Fund				833,339
88,566	Vanguard Global Minimum Volatility Fund				1,065,444
	TOTAL MUTUAL FUNDS				1,898,783
	(Cost - $ 1,943,111)

	SHORT-TERM INVESTMENT - 44.89%
	MONEY MARKET FUNDS - 44.89%
939,843	Fidelity Institutional Money Market Funds - 0.26% (a)				939,843
939,843	First American Government Obligations Fund - 0.26% (a)				939,842
	TOTAL SHORT-TERM INVESTMENT				1,879,685
	(Cost - $1,879,685)

	TOTAL INVESTMENTS - 90.23% (Cost - $3,822,796) (b)				$ 3,778,468
	OTHER ASSETS LESS LIABILITIES - 9.77%				409,266
	NET ASSETS - 100.0%				$ 4,187,734

(a) Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,822,495 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:		$ 34,517
			Unrealized Depreciation:		(78,544)
			Net Unrealized Depreciation:		$ (44,027)

OPEN FUTURES CONTRACTS

Contracts	Issue	Exchange		Expiration	Notional Value at June 30, 2016		Unrealized Appreciation
4	Russell 2000 Mini Future	NYSE - ICE Futures		Jun-16	458,960		$ 18,080
4	MSCI EAFE Index mini	NYSE - ICE Futures		Jun-16		418,050	4,010
							$ 22,090

TOTAL RETURN SWAPS
			Notional Amount				Unrealized
Number of			at		Termination		Appreciation/
Shares	Reference Entity		June 30, 2016	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
34,106	Aberdeen US Small Cap Equity Fund		$ 1,000,000	3-Month LIBOR plus 100 bps	1/29/2019	Barclays	$ (3,531)
3,800	iShares National Municipal Bond Fund		426,741	1-Month LIBOR plus 30 bps	8/16/2017	CS	6,231
Total			$ 1,426,741				$ 2,700

	CS: Credit Suisse Capital, LLC.
	(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Spectrum Funds
Portfolio of Investments (Unaudited) (Continued)
June 30, 2016

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at an public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process. This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Spectrum Funds
Portfolio of Investments (Unaudited) (Continued)
June 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund's assets and liabilities measured at fair value:

Spectrum Advisors Preferred Fund

Assets *	Level 1	Level 2	Level 3	Totals
Mutual Funds	$ 1,898,783	$ -	$ -	$ 1,898,783
Money Market Fund	1,879,685			1,879,685
Total:	$ 3,778,468	$ -	$ -	$ 3,778,468
Derivatives:
Swaps	$ 6,231	$ -	$ -	$ 6,231
Futures Contracts	22,090	-	-	$ 22,090
Total:	$ 28,321	$ -	$ -	$ 28,321
Liabilities
Derivatives:
Swaps	$ 3,531	$ -	$ -	$ 3,531

Spectrum Low Volatility Fund

Assets *	Level 1	Level 2	Level 3	Totals
Mutual Funds	$ 8,768,146	$ -	$ -	$ 8,768,146
Money Market Fund	16,415,084	-	-	16,415,084
Total:	$ 25,183,230	$ -	$ -	$ 25,183,230
Derivatives:
Swap	$ 267,764	-	-	267,764
Liabilities
Derivatives:
Swap	$ 106,628	$ -	$ -	$ 106,628

* Refer to the Portfolio of Investments for sector classifications.
The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

Underlying Investments in Other Investment Companies - The Spectrum Low Volitility Funds currently invests a portion of its assets in Fidelity Institutional Money Market Funds and the First American Government Obligation Fund and the Spectrum Advisors Preferred Fund invests a portion of its assets in Vanguard Global Minimum Volatility Fund, (together "the Securities"). The Funds may redeem its investment from the Securities at any time if the Adviser determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Securities. The financial statements of the Securities, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Funds' financial statements. As of June 30, 2016 the percentage of the Spectrum Low Volatility Fund’s net assets invested in Fidelity Institutional Money Market Fund was 27.78% and net assets invest in First American Government Obligation Fund was 27.78%. As of June 30, 2016 the percentage of the Spectrum Advisors Preferred Fund's net assets invested in Vanguard Global Minimum Volatility Fund was 25.44%

Swap Contracts - The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Spectrum Funds
Portfolio of Investments (Unaudited) (Continued)
June 30, 2016

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the adviser or sub-adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. The maximum pay-outs for these contracts are limited to the notional amount of each swap. The Fund collateralizes swap agreements with cash and certain securities. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian. A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Principal Executive Officer

Date 8/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Principal Executive Officer

Date 8/24/16

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer

Date 8/24/16